11. Contract Assets	12 Months Ended
Dec. 31, 2018
Contract Assets
Contract Assets
	12.31.2018	12.31.2017
Power distribution service concession (11.1)	640,500	-
Piped gas distribution service concession (11.2)	25,718	-
Power transmission concession (11.3)	2,767,012	-
	3,433,230	-
Current	85,019	-
Noncurrent	3,348,211	-

11.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of December 31, 2017	-	-	-
Transfers from intangible assets (Note 19.1)	714,446	(26,100)	688,346
Acquisitions	797,832	-	797,832
Customers contributions	-	(106,764)	(106,764)
Provision for legal claims added to the cost of the works	4,320	-	4,320
Transfers to intangible assets (Note 19.1)	(775,701)	107,679	(668,022)
Transfers to accounts receivable related to concession (Note 10.1)	(67,310)	930	(66,380)
Loss on disposal	(8,832)	-	(8,832)
Balance as of December 31, 2018	664,755	(24,255)	640,500

These assets consist of works in progress related mainly to the construction and expansion of substations, lines and distribution networks, measured at historical cost, net of the Special Obligations.

During the construction phase, the costs of borrowings and debentures are capitalized. In 2018 these costs totaled R$ 5,435 at the average rate of 0.26% p.a. (R$ 4,497 at the average rate of 0.25% p.a. in 2017, capitalized in intangible assets in progress).

Until 31.12.2017, they were classified as intangible assets under the scope of IFRIC 12. With the IFRS 15 adoption, on January 1, 2018 and the revision of IFRIC 12, the Company became to classify the electricity distribution works during the construction period as contract assets. The adoption of this standard was made prospectively (Note 4.17.2).

11.2	Piped gas distribution service concession contract

Balance as of December 31, 2017	-
Transfers from intangible assets (Note 19.3)	19,471
Acquisitions	15,618
Transfers to intangible assets (Note 19.3)	(2,042)
Transfers to accounts receivable related to concession (Note 10.2)	(6,399)
Loss on disposal	(930)
Em 31.12.2018	25,718

Until December 31, 2017, they were classified as intangible assets within the scope of IFRIC 12. With the adoption of IFRS 15 on January 1, 2018 and the revision of IFRIC 12, the Company began to classify the electricity distribution works during the construction period as contract assets prospectively (Note 4.17.2).

11.3	Transmission service concession contract

Balance as of December 31, 2017	-
Transfers from accounts receivable related to concession (Note 10.4)	1,497,399
Transfers from accounts receivable related to concession - RBSE (Note 10.5)	635,292
Effect of acquisition of control of Costa Oeste and Marumbi	258,908
Transfers to electricity grid use charges - customers	(243,247)
Transfers to property, plant and equipment	(501)
Transfers from judicial deposits and litigations	8,277
Remuneration	268,904
Construction income	341,980
Balance as of December 31, 2018	2,767,012

Until December 31, 2017, electricity transmission concession agreements were classified as financial assets within the scope of IAS 39 and IFRIC 12.

With the adoption of IFRS 15 on January 1, 2018, which brought the concept of the right to receive infrastructure built conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only by the passage of time, the Company changed the classification of electricity transmission concession agreements in accordance with the new standard. The balance started being classified as contract assets, with no effect on its measurement as from January 1, 2018, prospectively (Note 4.17.2).